INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2023	2022
Industrial products	$2,303	$2,911
Residential properties under development	2,109	1,558
Land held for development	1,715	1,895
Completed residential properties	1,396	2,342
Other[1]	3,889	4,137
Total	$11,412	$12,843

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2023	2022
Current	$7,060	$9,108
Non-current	4,352	3,735
Total	$11,412	$12,843